Note 7 - Risk Management - Moratorium amounts per stage (Details)	Dec. 31, 2020 EUR (€)
Stage 1 [Member]
Group Line Item
Individuals	€ 13,608,000,000
Of Which Mortgages	8,310,000,000
SMEs	4,326,000,000
Non Financial Entities	3,495,000,000
Rest Of Group	240,000,000
Total Group	21,670,000,000
Stage 2 [Member]
Group Line Item
Individuals	5,920,000,000
Of Which Mortgages	3,163,000,000
SMEs	1,461,000,000
Non Financial Entities	2,362,000,000
Rest Of Group	17,000,000
Total Group	9,761,000,000
Stage 3 [Member]
Group Line Item
Individuals	1,805,000,000
Of Which Mortgages	914,000,000
SMEs	299,000,000
Non Financial Entities	293,000,000
Rest Of Group	0
Total Group	2,397,000,000
Total Member
Group Line Item
Individuals	21,333,000,000
Of Which Mortgages	12,387,000,000
SMEs	6,087,000,000
Non Financial Entities	6,150,000,000
Rest Of Group	258,000,000
Total Group	€ 33,828,000,000